UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Cash Central Fund

Semi-Annual Report

November 30, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification as of November 30, 2020

Days	% of fund's investments 11/30/20
1 - 7	47.9
8 - 30	12.2
31 - 60	13.3
61 - 90	12.6
91 - 180	14.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2020
Interfund Loans	0.1%
Commercial Paper	1.2%
U.S. Treasury Debt	56.2%
Non-Negotiable Time Deposit	19.9%
Repurchase Agreements	21.1%
Net Other Assets (Liabilities)	1.5%

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Financial Company Commercial Paper - 1.0%
	Yield(a)	Principal Amount	Value
The Toronto-Dominion Bank
12/1/20
(Cost $441,200,000)	0.09	441,200,000	441,198,897

Asset Backed Commercial Paper - 0.2%
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)
12/1/20
(Cost $90,200,000)	0.09	90,200,000	90,199,775

U.S. Treasury Debt - 56.2%
U.S. Treasury Obligations - 56.2%
U.S. Treasury Bills
12/1/20 to 5/4/21
(Cost $24,279,769,442)	0.09 to 0.17	24,283,870,000	24,280,639,418

Non-Negotiable Time Deposit - 19.9%
Time Deposits - 19.9%
BNP Paribas SA
12/1/20	0.09%	$635,000,000	$635,000,000
Credit Agricole CIB
12/1/20	0.09	305,000,000	305,000,000
12/1/20	0.09	1,916,000,000	1,916,000,000
DNB Bank ASA
12/1/20	0.08	1,736,000,000	1,736,000,000
Mizuho Bank Ltd.
12/1/20	0.09	1,277,000,000	1,277,000,000
Mizuho Bank Ltd. Cda Brh (TD)
12/1/20	0.09	511,000,000	511,000,000
National Australia Bank Ltd. (TD)
12/1/20	0.09	606,000,000	606,000,000
Royal Bank of Canada
12/1/20	0.09	1,596,000,000	1,596,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $8,582,000,000)			8,582,000,000

Interfund Loans - 0.1%
With:
Fidelity Dividend Growth Fund(b)		6,985,000	6,985,000
Fidelity Growth & Income Portfolio(b)		2,306,000	2,306,000
Fidelity Select IT Services Portfolio(b)		6,306,000	6,306,000
Fidelity New Millennium Fund(b)		5,081,000	5,081,000
Fidelity Advisor Consumer Discretionary Fund(b)		6,107,000	6,107,000
TOTAL INTERFUND LOANS
(Cost $26,785,000)			26,785,000

U.S. Government Agency Repurchase Agreement - 16.7%
	Maturity Amount	Value
In a joint trading account at:
0.08% dated 11/30/20 due 12/1/20 (Collateralized by U.S. Government Obligations) #	$6,864,707,827	$6,864,692,000
0.09% dated 11/30/20 due 12/1/20 (Collateralized by U.S. Government Obligations) #	336,460,841	336,460,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $7,201,152,000)		7,201,152,000

U.S. Treasury Repurchase Agreement - 4.4%
With:
Barclays Bank PLC at 0.08%, dated 11/30/20 due 12/1/20 (Collateralized by U.S. Treasury Obligations valued at $986,742,269, 1.63% - 3.75%, 11/15/43 - 11/15/50)	958,002,129	958,000,000
Morgan Stanley & Co., LLC at 0.08%, dated 11/30/20 due 12/1/20 (Collateralized by U.S. Treasury Obligations valued at $188,787,921, 0.00% - 2.75%, 6/17/21 - 11/15/42)	185,000,411	185,000,000
SMBC Nikko Securities America, Inc. at 0.09%, dated 11/30/20 due 12/1/20 (Collateralized by U.S. Treasury Obligations valued at $785,267,230, 0.50% - 2.50%, 11/15/22 - 5/15/30)	770,001,925	770,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,913,000,000)		1,913,000,000
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $42,534,106,442)		42,534,975,090
NET OTHER ASSETS (LIABILITIES) - 1.5%		641,995,595
NET ASSETS - 100%		$43,176,970,685

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Loan is with an affiliated fund.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Financial Company Commercial Paper	$441,198,897	$--	$441,198,897	$--
Asset Backed Commercial Paper	90,199,775	--	90,199,775	--
U.S. Treasury Debt	24,280,639,418	--	24,280,639,418	--
Non-Negotiable Time Deposit	8,582,000,000	--	8,582,000,000	--
U.S. Government Agency Repurchase Agreement	7,201,152,000	--	7,201,152,000	--
U.S. Treasury Repurchase Agreement	1,913,000,000	--	1,913,000,000	--
Interfund Loans	26,785,000	--	26,785,000	--
Total Investments in Securities:	$42,534,975,090	$--	$42,534,975,090	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$6,864,692,000 due 12/01/20 at 0.08%
BNY Mellon Capital Markets LLC	$57,187,000
Credit Agricole CIB New York Branch	1,117,684,000
J.P. Morgan Securities LLC	638,677,000
Mitsubishi UFJ Securities Holdings Ltd.	798,346,000
Mizuho Securities USA, Inc.	120,217,000
Nomura Securities International	958,015,000
RBC Dominion Securities, Inc.	918,285,000
Societe Generale	1,939,432,000
Sumitomo Mitsui Banking Corp. New York Branch	316,849,000
$6,864,692,000
$336,460,000 due 12/01/20 at 0.09%
RBC Dominion Securities, Inc.	208,803,000
Sumitomo Mitsui Banking Corp. New York Branch	127,657,000
$336,460,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $9,114,152,000) — See accompanying schedule: Unaffiliated issuers (cost $42,507,321,442)	$42,508,190,090
Affiliated issuers (cost $26,785,000)	26,785,000
Total Investment in Securities (cost $42,534,106,442)		$42,534,975,090
Cash		1,500,000,525
Interest receivable		165,394
Other affiliated receivables		823
Other receivables		478,305
Total assets		44,035,620,137
Liabilities
Payable for investments purchased	$854,747,387
Distributions payable	3,312,411
Other payables and accrued expenses	589,654
Total liabilities		858,649,452
Net Assets		$43,176,970,685
Net Assets consist of:
Paid in capital		$43,176,105,177
Total accumulated earnings (loss)		865,508
Net Assets		$43,176,970,685
Net Asset Value, offering price and redemption price per share ($43,176,970,685 ÷ 43,167,578,157 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Interest (including $160,397 from affiliated interfund lending)		$24,774,230
Expenses
Custodian fees and expenses	$194,704
Independent trustees' fees and expenses	64,061
Total expenses		258,765
Net investment income (loss)		24,515,465
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,167)
Total net realized gain (loss)		(3,167)
Change in net unrealized appreciation (depreciation) on investment securities		1,252,557
Net increase in net assets resulting from operations		$25,764,855

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	Year ended May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,515,465	$646,232,466
Net realized gain (loss)	(3,167)	51,810
Change in net unrealized appreciation (depreciation)	1,252,557	(1,865,736)
Net increase in net assets resulting from operations	25,764,855	644,418,540
Distributions to shareholders	(24,515,438)	(646,233,384)
Affiliated share transactions
Proceeds from sales of shares	267,895,899,250	516,498,051,701
Cost of shares redeemed	(269,687,280,067)	(516,032,399,628)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,791,380,817)	465,652,073
Total increase (decrease) in net assets	(1,790,131,400)	463,837,229
Net Assets
Beginning of period	44,967,102,085	44,503,264,856
End of period	$43,176,970,685	$44,967,102,085
Other Information
Shares
Sold	267,839,922,645	516,384,279,888
Redeemed	(269,630,866,426)	(515,918,551,713)
Net increase (decrease)	(1,790,943,781)	465,728,175

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Cash Central Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020	2019	2018	2017 A	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0000	$1.00
Income from Investment Operations
Net investment income (loss)	.0006	.0155	.0223	.0131	.0056	.003
Net realized and unrealized gain (loss)	–B	–B	–B	–B	.0002	–B
Total from investment operations	.0006	.0155	.0223	.0131	.0058	.003
Distributions from net investment income	(.0006)	(.0155)	(.0223)	(.0131)	(.0056)	(.003)
Total distributions	(.0006)	(.0155)	(.0223)	(.0131)	(.0056)	(.003)
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002	$1.00
Total ReturnC,D	.06%	1.56%	2.26%	1.31%	.58%	.27%
Ratios to Average Net AssetsE
Expenses before reductions	- %F,G	.01%	.01%	- %G	- %G	- %G
Expenses net of fee waivers, if any	- %F,G	.01%	.01%	- %G	- %G	- %G
Expenses net of all reductions	- %F,G	.01%	.01%	- %G	- %G	- %G
Net investment income (loss)	.12%F	1.55%	2.24%	1.31%	.56%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$43,176,971	$44,967,102	$44,503,265	$43,495,230	$38,079,448	$37,665,911

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2020

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Cash Central Fund	$478,305

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred Trustees compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$899,111
Gross unrealized depreciation	(30,466)
Net unrealized appreciation (depreciation)	$868,645
Tax cost	$42,534,106,445

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Fidelity Cash Central Fund	Lender	20,822,406.33%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

5. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Fidelity Cash Central Fund	.0013%
Actual		$1,000.00	$1,000.60	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

TCC-SANN-0121
1.734014.120

Fidelity® Municipal Cash Central Fund

Semi-Annual Report

November 30, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification as of November 30, 2020

Days	% of fund's investments 11/30/20
1 - 7	99.3
31 - 60	0.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2020
Variable Rate Demand Notes (VRDNs)	78.8%
Tender Option Bond	20.9%
Other Municipal Security	0.4%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 78.8%
	Principal Amount	Value
Alabama - 3.2%
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Co. Proj.) Series 2001 B, 0.15% 12/1/20, VRDN (a)(b)	$5,800,000	$5,800,000
(Alabama Pwr. Theodore Plant Proj.) Series A, 0.15% 12/1/20, VRDN (a)(b)	6,650,000	6,650,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.13% 12/1/20, VRDN (a)	8,800,000	8,800,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.15% 12/1/20, VRDN (a)(b)	3,500,000	3,500,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.15% 12/1/20, VRDN (a)(b)	32,080,000	32,080,000
		56,830,000
Alaska - 0.4%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.14% 12/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	2,700,000	2,700,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.13% 12/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	4,600,000	4,600,000
		7,300,000
Arizona - 0.3%
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2019 B, 0.1% 12/1/20, LOC Bank of America NA, VRDN (a)	5,400,000	5,400,000
California - 3.5%
California Health Facilities Fing. Auth. Rev. (Dignity Health Proj.) Series 2011 C, 0.11% 12/7/20, LOC Bank of Montreal, VRDN (a)	17,535,000	17,535,000
California Poll. Cont. Fing. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001, 0.11% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	1,035,000	1,035,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Irvine Apt. Cmntys. LP Proj.) Series 2001 W2, 0.12% 12/1/20, LOC Wells Fargo Bank NA, VRDN (a)(b)	17,300,000	17,300,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B6, 0.1% 12/1/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	6,000,000	6,000,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A1, 0.12% 12/7/20, LOC Bank of America NA, VRDN (a)(b)	21,535,000	21,535,000
		63,405,000
Colorado - 0.1%
Colorado Univ. Co. Hosp. Auth. Rev. Series 2018 B, 0.11% 12/7/20, VRDN (a)	2,300,000	2,300,000
Connecticut - 1.4%
Connecticut Gen. Oblig. Series 2016 C, 0.19% 12/7/20 (Liquidity Facility Bank of America NA), VRDN (a)	4,120,000	4,120,000
Connecticut Hsg. Fin. Auth. Series D 3, 0.15% 12/7/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)(b)	20,615,000	20,615,000
		24,735,000
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 0.18% 12/1/20, VRDN (a)(b)	8,000,000	8,000,000
Series 1999 B, 0.26% 12/7/20, VRDN (a)(b)	2,400,000	2,400,000
		10,400,000
Florida - 6.3%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 0.13% 12/1/20, VRDN (a)(b)	5,300,000	5,300,000
Broward County Arpt. Facilities Rev. Series 2007 A, 0.13% 12/7/20, LOC Citibank NA, VRDN (a)(b)	11,500,000	11,500,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 0.16% 12/1/20, VRDN (a)(b)	20,230,000	20,230,000
Series 2018 B, 0.16% 12/1/20, VRDN (a)(b)	6,600,000	6,600,000
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 1997, 0.15% 12/1/20, VRDN (a)	11,500,000	11,500,000
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2009, 0.12% 12/1/20, VRDN (a)	13,000,000	13,000,000
Lakeland Edl. Facilities Rev. (Southern College Proj.) Series 2012 B, 0.1% 12/7/20, LOC TD Banknorth, NA, VRDN (a)	1,230,000	1,230,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A:
0.16% 12/1/20, VRDN (a)(b)	4,530,000	4,530,000
0.16% 12/1/20, VRDN (a)(b)	10,880,000	10,880,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.14% 12/1/20, VRDN (a)	10,900,000	10,900,000
Miami-Dade County Series 2014 B, 0.14% 12/7/20, LOC PNC Bank NA, VRDN (a)(b)	17,050,000	17,050,000
		112,720,000
Georgia - 2.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 0.15% 12/1/20, VRDN (a)	8,900,000	8,900,000
Series 2012, 0.16% 12/1/20, VRDN (a)(b)	10,650,000	10,650,000
Series 2018, 0.18% 12/1/20, VRDN (a)	5,500,000	5,500,000
(Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.13% 12/7/20, LOC Bank of America NA, VRDN (a)	2,200,000	2,200,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.16% 12/1/20, VRDN (a)(b)	3,100,000	3,100,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 0.17% 12/1/20, VRDN (a)	3,500,000	3,500,000
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 0.15% 12/1/20, VRDN (a)	2,700,000	2,700,000
Series 2002 V1, 0.14% 12/1/20, VRDN (a)	5,000,000	5,000,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 0.16% 12/1/20, VRDN (a)(b)	2,260,000	2,260,000
		43,810,000
Illinois - 2.3%
Chicago Midway Arpt. Rev. Series 2014 C, 0.14% 12/7/20, LOC Barclays Bank PLC, VRDN (a)(b)	20,000,000	20,000,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.13% 12/7/20, LOC Bayerische Landesbank, VRDN (a)(b)	6,000,000	6,000,000
Illinois Fin. Auth. Rev. (The Univ. of Chicago Med. Ctr. Proj.) Series 2010 A, 0.09% 12/1/20, LOC Bank of America NA, VRDN (a)	9,645,000	9,645,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.13% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	4,800,000	4,800,000
		40,445,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A4, 0.13% 12/1/20, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,400,000	3,400,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 I, 0.1% 12/1/20, LOC Barclays Bank PLC, VRDN (a)	3,730,000	3,730,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.2% 12/7/20, VRDN (a)	100,000	100,000
		7,230,000
Iowa - 0.8%
Iowa Fin. Auth. Rev. Series 2018 E, 0.12% 12/1/20, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 0.15% 12/7/20, VRDN (a)(b)	2,600,000	2,600,000
Iowa Higher Ed. Ln. Auth. Rev. (Loras College Proj.) Series 2000, 0.09% 12/1/20, LOC Bank of America NA, VRDN (a)	8,850,000	8,850,000
		14,450,000
Kansas - 1.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.25% 12/7/20, VRDN (a)	1,000,000	1,000,000
Series 2007 B, 0.25% 12/7/20, VRDN (a)	600,000	600,000
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.09% 12/1/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,905,000	8,905,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.2% 12/7/20, VRDN (a)	2,000,000	2,000,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.09% 12/1/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	19,210,000	19,210,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.2% 12/7/20, VRDN (a)	200,000	200,000
(Western Resources, Inc. Proj.) Series 1994, 0.2% 12/7/20, VRDN (a)	600,000	600,000
		32,515,000
Louisiana - 4.8%
East Baton Rouge Parish Solid Waste Series 1998, 0.13% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	3,900,000	3,900,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2007, 0.12% 12/1/20, VRDN (a)	4,010,000	4,010,000
Series 2008 B, 0.12% 12/1/20, VRDN (a)	9,380,000	9,380,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 0.13% 12/1/20, VRDN (a)(b)	3,100,000	3,100,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.13% 12/1/20, VRDN (a)(b)	47,000,000	47,000,000
Series 1993, 0.13% 12/1/20, VRDN (a)(b)	10,000,000	10,000,000
St. Bernard Parish Exempt FAC Series 1996, 0.13% 12/1/20, VRDN (a)(b)	7,500,000	7,500,000
		84,890,000
Michigan - 2.3%
Grand Traverse County Hosp. Fin. Auth. Series 2019 C, 0.1% 12/1/20, LOC PNC Bank NA, VRDN (a)	5,475,000	5,475,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.11% 12/7/20, LOC TD Banknorth, NA, VRDN (a)	18,590,000	18,590,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 0.14% 12/7/20, LOC Barclays Bank PLC, VRDN (a)(b)	4,360,000	4,360,000
Series 2008 A, 0.14% 12/7/20, LOC Barclays Bank PLC, VRDN (a)(b)	10,160,000	10,160,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.14% 12/1/20, LOC Comerica Bank, VRDN (a)	2,600,000	2,600,000
		41,185,000
Minnesota - 0.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B1, 0.1% 12/1/20, LOC JPMorgan Chase Bank, VRDN (a)	1,735,000	1,735,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 0.08% 12/1/20, LOC Wells Fargo Bank NA, VRDN (a)	6,300,000	6,300,000
		8,035,000
Mississippi - 2.5%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 0.13% 12/1/20, VRDN (a)(b)	17,300,000	17,300,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.1% 12/1/20, VRDN (a)	18,860,000	18,860,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 C, 0.1% 12/1/20 (Chevron Corp. Guaranteed), VRDN (a)	4,760,000	4,760,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.16% 12/7/20, LOC Bank of America NA, VRDN (a)(b)	3,500,000	3,500,000
		44,420,000
Missouri - 0.2%
Missouri Health & Edl. Facilities Rev. Series 2013 B, 0.09% 12/1/20, LOC Bank of America NA, VRDN (a)	3,145,000	3,145,000
Nevada - 1.1%
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.) Series 2003 A, 0.14% 12/7/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,200,000	10,200,000
Series 2008 A, 0.14% 12/7/20, LOC MUFG Union Bank NA, VRDN (a)(b)	10,000,000	10,000,000
		20,200,000
New Jersey - 1.2%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.09% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	8,200,000	8,200,000
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 B, 0.12% 12/1/20, LOC JPMorgan Chase Bank, VRDN (a)	4,000,000	4,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 0.13% 12/7/20, LOC Citibank NA, VRDN (a)(b)	8,515,000	8,515,000
		20,715,000
New York - 22.5%
New York City Gen. Oblig.:
Series 2006 I4, 0.09% 12/1/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	6,340,000	6,340,000
Series 2013 A2, 0.1% 12/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	11,500,000	11,500,000
Series 2013 F3, 0.1% 12/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	4,800,000	4,800,000
Series 2014 D4, 0.09% 12/1/20, LOC TD Banknorth, NA, VRDN (a)	1,820,000	1,820,000
Series 2017 A-7, 0.12% 12/1/20 (Liquidity Facility Bank of The West San Francisco), VRDN (a)	2,900,000	2,900,000
Series 2017 B-4 & B-5, 0.1% 12/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	2,355,000	2,355,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beacon Mews Dev. Proj.) Series 2006 A, 0.12% 12/7/20, LOC Citibank NA, VRDN (a)(b)	18,500,000	18,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 F1, 0.1% 12/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	10,000,000	10,000,000
Series 2009 BB1, 0.11% 12/1/20 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,575,000	1,575,000
Series 2009 BB2, 0.12% 12/1/20 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,035,000	6,035,000
Series 2011 DD, 0.12% 12/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,550,000	6,550,000
Series 2014 AA:
0.1% 12/1/20 (Liquidity Facility Bank of Montreal), VRDN (a)	12,200,000	12,200,000
0.12% 12/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,405,000	2,405,000
0.12% 12/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	37,310,000	37,310,000
Series 2015 BB, 0.1% 12/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	5,650,000	5,650,000
Series 2017 BB, 0.1% 12/1/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,000,000	1,000,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A4, 0.09% 12/1/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	4,200,000	4,200,000
Series 2013 A4, 0.12% 12/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	16,100,000	16,100,000
Series 2013 C4, 0.12% 12/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	17,765,000	17,765,000
Series 2014 B3, 0.1% 12/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	6,010,000	6,010,000
Series 2015 A3, 0.11% 12/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	10,000,000	10,000,000
Series 2016 E4, 0.12% 12/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,755,000	4,755,000
Series 2019 B4, 0.12% 12/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	15,115,000	15,115,000
Series 2019 C4, 0.1% 12/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	10,600,000	10,600,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.13% 12/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	25,470,000	25,470,000
Series 2002 A, 0.13% 12/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	35,045,000	35,045,000
(455 West 37th Street Hsg. Proj.) Series A, 0.13% 12/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	67,050,000	67,050,000
Series 2013 A, 0.12% 12/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,180,000	5,180,000
Series 2014 A, 0.12% 12/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,830,000	3,830,000
New York Metropolitan Trans. Auth. Rev.:
Series 2015 E1, 0.1% 12/1/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,000,000	4,000,000
Series E3, 0.1% 12/1/20, LOC Bank of America NA, VRDN (a)	28,230,000	28,230,000
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B, 0.1% 12/1/20, LOC State Street Bank & Trust Co., Boston, VRDN (a)	16,935,000	16,935,000
		401,225,000
Ohio - 0.5%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 0.11% 12/1/20, LOC Bank of Montreal, VRDN (a)	3,985,000	3,985,000
Ohio Hosp. Rev. Series 2018, 0.1% 12/1/20, LOC PNC Bank NA, VRDN (a)	3,000,000	3,000,000
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 0.14% 12/7/20, VRDN (a)	2,100,000	2,100,000
		9,085,000
Oregon - 0.7%
Oregon Facilities Auth. Rev. Series 2018 A, 0.08% 12/1/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,325,000	10,325,000
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.16% 12/7/20, LOC Freddie Mac, VRDN (a)(b)	1,700,000	1,700,000
		12,025,000
Pennsylvania - 1.2%
Allegheny County Indl. Dev. Auth. Rev. Series 2002, 0.16% 12/7/20, LOC RBS Citizens NA, VRDN (a)	2,500,000	2,500,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.15% 12/1/20, VRDN (a)	8,900,000	8,900,000
Philadelphia Gas Works Rev. Series 2009 D, 0.1% 12/7/20, LOC TD Banknorth, NA, VRDN (a)	10,150,000	10,150,000
		21,550,000
Rhode Island - 0.4%
FHLMC Rhode Island Hsg. & Mtg. Fin. Corp. Series 2006, 0.16% 12/7/20, LOC Freddie Mac, VRDN (a)(b)	7,000,000	7,000,000
South Carolina - 0.2%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 0.21% 12/7/20, VRDN (a)(b)	100,000	100,000
Series 1997, 0.21% 12/7/20, VRDN (a)(b)	2,700,000	2,700,000
		2,800,000
Tennessee - 1.9%
Blount County Pub. Bldg. Auth. Series D3A, 0.09% 12/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	7,640,000	7,640,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2004, 0.12% 12/1/20, LOC Bank of America NA, VRDN (a)	6,165,000	6,165,000
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.16% 12/7/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,000,000	10,000,000
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.13% 12/7/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	10,000,000	10,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Proj.) Series 2002, 0.12% 12/1/20, LOC Bank of America NA, VRDN (a)	820,000	820,000
		34,625,000
Texas - 12.4%
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2002 A:
0.12% 12/1/20, LOC Bank of Nova Scotia, VRDN (a)(b)	12,500,000	12,500,000
0.12% 12/1/20, LOC Bank of Nova Scotia, VRDN (a)(b)	12,500,000	12,500,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.13% 12/7/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000,000	25,000,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.13% 12/7/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,475,000	6,475,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.16% 12/1/20, VRDN (a)(b)	16,150,000	16,150,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Exxon Mobil Corp. Proj.) Series 2003, 0.14% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	5,300,000	5,300,000
(Exxon Mobil Proj.) Series 2000, 0.13% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	2,780,000	2,780,000
(ExxonMobil Proj.):
Series 2001 A, 0.13% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	1,930,000	1,930,000
Series 2001 B, 0.13% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	7,110,000	7,110,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 D, 0.13% 12/7/20, VRDN (a)	7,225,000	7,225,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.):
Series 2008 A2, 0.13% 12/1/20, VRDN (a)	14,860,000	14,860,000
Series A1, 0.13% 12/1/20, VRDN (a)	7,000,000	7,000,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 0.13% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	15,300,000	15,300,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Exxon Proj.) 0.11% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	5,500,000	5,500,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.21% 12/7/20, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B2, 0.13% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	19,230,000	19,230,000
Series 2008 B4, 0.13% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	2,855,000	2,855,000
(Mobil Oil Corp. Proj.) Series 1999, 0.14% 12/1/20, VRDN (a)(b)	1,200,000	1,200,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.12% 12/1/20, VRDN (a)	8,200,000	8,200,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.09% 12/1/20, LOC TD Banknorth, NA, VRDN (a)	8,200,000	8,200,000
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 0.13% 12/7/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	1,400,000	1,400,000
Series 2001 A2, 0.18% 12/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	11,900,000	11,900,000
Series 2006 D, 0.18% 12/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	4,835,000	4,835,000
Series 2007 B, 0.18% 12/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	11,260,000	11,260,000
Series 2013 B, 0.14% 12/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	8,300,000	8,300,000
		221,960,000
Utah - 0.0%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.17% 12/7/20, VRDN (a)	300,000	300,000
Virginia - 0.5%
Hampton Roads Sanitation District Wastewtr. Rev. Series 2016 B, 0.11% 12/7/20, VRDN (a)	8,150,000	8,150,000
Washington - 0.1%
Port of Seattle Rev. Series 2008, 0.16% 12/7/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	1,000,000	1,000,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.24% 12/7/20, VRDN (a)(b)	2,400,000	2,400,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.22% 12/7/20, VRDN (a)(b)	5,000,000	5,000,000
		7,400,000
Wisconsin - 1.0%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 0.16% 12/7/20, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	2,000,000	2,000,000
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2018 C, 0.1% 12/1/20 (Liquidity Facility BMO Harris Bank NA), VRDN (a)	15,800,000	15,800,000
Wisconsin Gen. Oblig. Series 2019 A, 0.14% 12/7/20, VRDN (a)	100,000	100,000
		17,900,000
Wyoming - 1.0%
Converse County Envir. Impt. Rev. Series 1995, 0.18% 12/7/20, VRDN (a)(b)	1,900,000	1,900,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.14% 12/7/20, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000,000	10,000,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 0.18% 12/1/20, VRDN (a)(b)	5,300,000	5,300,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 0.17% 12/1/20, VRDN (a)	200,000	200,000
		17,400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,406,550,000)		1,406,550,000

Tender Option Bond - 20.9%
Arizona - 0.2%
Maricopa County Rev. Participating VRDN Series XL 01 52, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,100,000	1,100,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 0.17% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	1,625,000	1,625,000
Series XF 08 46, 0.21% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	1,000,000	1,000,000
		3,725,000
California - 0.2%
Dignity Health Participating VRDN Series 17 04, 0.23% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.21% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	600,000	600,000
Univ. of California Revs. Participating VRDN Series Floaters YX 10 98, 0.13% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,000,000	2,000,000
		2,700,000
Colorado - 1.3%
Children's Hosp. Assoc., Co. Participating VRDN Series 5008, 0.16% 12/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,750,000	6,750,000
Colorado Health Facilities Auth. Participating VRDN Series XM 08 41, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,200,000	1,200,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series MIZ 90 22, 0.26% 12/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)	500,000	500,000
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series E 143, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	6,900,000	6,900,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 0.26% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	7,400,000	7,400,000
		22,750,000
Connecticut - 0.9%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,555,000	2,555,000
Series Floaters XL 00 66, 0.19% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,905,000	2,905,000
Series XM 08 57, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,300,000	1,300,000
Series XM 08 58, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,100,000	1,100,000
Series YX 11 07, 0.19% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	6,750,000	6,750,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series XM 08 67, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,300,000	1,300,000
		15,910,000
District Of Columbia - 0.2%
District of Columbia Income Tax Rev. Participating VRDN Series XF 09 79, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,000,000	2,000,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 0.2% 12/7/20 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	2,000,000	2,000,000
		4,000,000
Florida - 4.7%
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 0.18% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	3,780,000	3,780,000
Broward County Port Facilities Rev. Participating VRDN Series XF 09 52, 0.18% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	1,100,000	1,100,000
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XF 28 82, 0.15% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,800,000	2,800,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series Solar 0049, 0.11% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	4,925,000	4,925,000
Series Solar 0054, 0.1% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	10,865,000	10,865,000
Florida Higher Edl. Facilities Fing. Auth. Participating VRDN Series XF 29 22, 0.15% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,615,000	1,615,000
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 0.21% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	400,000	400,000
Gainesville Utils. Sys. Rev. Participating VRDN:
Series Solar 0061, 0.12% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	12,600,000	12,600,000
Series YX 11 18, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,600,000	3,600,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series Floaters ZF 25 03, 0.16% 12/7/20 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	3,750,000	3,750,000
Series XF 28 77, 0.19% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	2,075,000	2,075,000
Series XM 08 90, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	2,665,000	2,665,000
Series XM 08 96, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	1,000,000	1,000,000
Series ZF 09 74, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	600,000	600,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.41% 1/11/21 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,325,000	2,325,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.21% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	100,000	100,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.21% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	700,000	700,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XF 25 23, 0.21% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	300,000	300,000
Volusia County Fla Hosp. Rev. Participating VRDN Series 50 32, 0.16% 12/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	29,005,000	29,005,000
		84,205,000
Georgia - 0.4%
Main Street Natural Gas, Inc. Participating VRDN Series Floaters XF 07 51, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,730,000	7,730,000
Hawaii - 0.5%
Honolulu City & County Gen. Oblig. Participating VRDN Series 2016, 0.1% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	8,075,000	8,075,000
Illinois - 0.8%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Spears DBE 80 22, 0.31% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	700,000	700,000
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 0.17% 12/7/20 (Liquidity Facility Citibank NA) (a)(d)(e)	4,800,000	4,800,000
Illinois Fin. Auth. Participating VRDN Series XF 09 80, 0.15% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	3,970,000	3,970,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,070,000	2,070,000
Illinois Gen. Oblig. Participating VRDN:
Series XM 07 59, 0.3% 12/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	560,000	560,000
Series XX 11 41, 0.17% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	300,000	300,000
Series YX 11 50, 0.17% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,300,000	2,300,000
		14,700,000
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 26, 0.24% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	600,000	600,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.26% 12/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)	400,000	400,000
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 0.19% 12/7/20 (Liquidity Facility Citibank NA) (a)(d)(e)	2,400,000	2,400,000
		2,800,000
Louisiana - 0.1%
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 0.18% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	1,800,000	1,800,000
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.26% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	2,670,000	2,670,000
Massachusetts - 0.1%
Billerica Gen. Oblig. Participating VRDN Series Solar 17 0027, 0.1% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	2,000,000	2,000,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.29%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	200,000	200,000
		2,200,000
Michigan - 0.3%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.15% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,000,000	3,000,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 16 XM0223, 0.14% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	600,000	600,000
Series Floaters ZF 07 96, 0.21% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	800,000	800,000
Series Floaters ZF 28 25, 0.19% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	195,000	195,000
Series XM 07 48, 0.21% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	600,000	600,000
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.21% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	565,000	565,000
		5,760,000
Missouri - 0.1%
Kansas City Indl. Dev. Auth. Participating VRDN Series YX 11 59, 0.18% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	800,000	800,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XF 09 95, 0.15% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	1,035,000	1,035,000
		1,835,000
Nebraska - 0.1%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 01 85, 0.18% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,400,000	1,400,000
Nevada - 0.2%
Clark County Fuel Tax Participating VRDN Series XM 08 62, 0.15% 12/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,455,000	2,455,000
Las Vegas Convention & Visitors Auth. Participating VRDN Series XF 28 06, 0.15% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,000,000	1,000,000
		3,455,000
New Jersey - 0.6%
New Jersey Econ. Dev. Auth. Participating VRDN Series XF 28 65, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,500,000	4,500,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	5,000,000	5,000,000
New Jersey Gen. Oblig. Participating VRDN Series ZF 12 07, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,100,000	1,100,000
		10,600,000
New York - 1.5%
New York City Gen. Oblig. Participating VRDN Series Floaters E 118, 0.12% 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	8,400,000	8,400,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters 2018 E124, 0.12% 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	3,000,000	3,000,000
Series Floaters 2018 E125, 0.12% 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,325,000	1,325,000
New York Dorm. Auth. Rev. Participating VRDN Series E-146, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	4,700,000	4,700,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 0.16% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,100,000	1,100,000
Pittsburg WTSW Participating VRDN Series Putter 50 37, 0.16% 12/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	8,600,000	8,600,000
		27,125,000
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey Participating VRDN:
Series 20 XF 09 86, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	530,000	530,000
Series Floaters XM 06 16, 0.19% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	2,000,000	2,000,000
Series XF 08 08, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	100,000	100,000
Series XF 09 38, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	1,445,000	1,445,000
		4,075,000
North Carolina - 0.0%
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series Floaters YX 10 88, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	790,000	790,000
Ohio - 0.2%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.23% 12/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
Lakewood City School District Participating VRDN Series Solar 0067, 0.11% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	2,420,000	2,420,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	985,000	985,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	700,000	700,000
		4,205,000
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series E 140, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	6,300,000	6,300,000
Oregon - 0.1%
Salem Hosp. Facility Auth. Rev. Participating VRDN Series ZF 09 42, 0.26% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,600,000	1,600,000
Pennsylvania - 2.9%
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 0.19% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,100,000	1,100,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5024, 0.16% 12/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	10,295,000	10,295,000
Series Putters 5025, 0.16% 12/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	13,705,000	13,705,000
Series Putters 5026, 0.16% 12/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	21,530,000	21,530,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series DBE 8032, 0.33% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	210,000	210,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Floaters YX 10 75, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	5,595,000	5,595,000
		52,435,000
South Carolina - 0.1%
Lexington County School District #1 Participating VRDN Series Solar 13, 0.14% 12/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	400,000	400,000
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN:
Series XF 09 30, 0.26% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	600,000	600,000
Series XF 28 83, 0.21% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	500,000	500,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XG 02 09, 0.15% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	1,000,000	1,000,000
		2,500,000
Tennessee - 0.0%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series YX 11 39, 0.18% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	695,000	695,000
Texas - 1.8%
Austin Elec. Util. Sys. Rev. Participating VRDN Series Solar 17 08, 0.11% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	14,275,000	14,275,000
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	745,000	745,000
Hays Consolidated Independent School District Participating VRDN Series Solar 0050, 0.11% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	4,585,000	4,585,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.21% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,000,000	2,000,000
North Texas Tollway Auth. Rev. Participating VRDN Series E 145, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	6,800,000	6,800,000
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,000,000	2,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series XG 02 78, 0.18% 12/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	800,000	800,000
		31,205,000
Utah - 0.6%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 0.33% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	11,200,000	11,200,000
Virginia - 0.4%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,700,000	2,700,000
Roanoke Econ. Dev. Authority. Participating VRDN Series 20 XG 02 97, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	500,000	500,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.21% 12/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)	2,805,000	2,805,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.26% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	300,000	300,000
Series ZF 09 28, 0.26% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	400,000	400,000
		6,705,000
Washington - 1.5%
CommonSpirit Health Participating VRDN Series XF 1017, 0.15% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	8,000,000	8,000,000
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 0.21% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	800,000	800,000
Series XF 28 28, 0.21% 12/7/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)(e)	900,000	900,000
Series XM 08 75, 0.21% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	700,000	700,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Solar 0055, 0.1% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,200,000	3,200,000
Series Solar 17 19, 0.1% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	5,915,000	5,915,000
Seattle Wtr. Sys. Rev. Participating VRDN Series Solar 17 5, 0.1% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,445,000	3,445,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters XM 06 80, 0.17% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,400,000	3,400,000
		26,360,000
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Participating VRDN Series XM 04 79, 0.14% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,125,000	1,125,000
TOTAL TENDER OPTION BOND
(Cost $373,235,000)		373,235,000

Other Municipal Security - 0.4%
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 5, 0.2% tender 12/4/20 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	4,500,000	4,500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2020, 0.18% tender 12/4/20, CP mode	2,800,000	2,800,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $7,300,000)		7,300,000
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,787,085,000)		1,787,085,000
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,314,635)
NET ASSETS - 100%		$1,784,770,365

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,000,000 or 0.1% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $200,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.29%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19	$200,000

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$1,406,550,000	$--	$1,406,550,000	$--
Tender Option Bond	373,235,000	--	373,235,000	--
Other Municipal Security	7,300,000	--	7,300,000	--
Total Investments in Securities:	$1,787,085,000	$--	$1,787,085,000	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,787,085,000)		$1,787,085,000
Cash		2,458
Receivable for securities sold on a delayed delivery basis		8,190,000
Interest receivable		280,090
Receivable from investment adviser for expense reductions		3,000
Other receivables		1,638
Total assets		1,795,562,186
Liabilities
Payable for investments purchased	$10,615,000
Distributions payable	169,597
Other payables and accrued expenses	7,224
Total liabilities		10,791,821
Net Assets		$1,784,770,365
Net Assets consist of:
Paid in capital		$1,784,784,583
Total accumulated earnings (loss)		(14,218)
Net Assets		$1,784,770,365
Net Asset Value, offering price and redemption price per share ($1,784,770,365 ÷ 1,784,611,523 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Interest		$994,210
Expenses
Custodian fees and expenses	$8,973
Independent trustees' fees and expenses	1,946
Total expenses before reductions	10,919
Expense reductions	(3,381)
Total expenses after reductions		7,538
Net investment income (loss)		986,672
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,331
Total net realized gain (loss)		4,331
Change in net unrealized appreciation (depreciation) on investment securities		(25)
Net increase in net assets resulting from operations		$990,978

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	Year ended May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$986,672	$11,302,909
Net realized gain (loss)	4,331	2,117
Change in net unrealized appreciation (depreciation)	(25)	(1,057)
Net increase in net assets resulting from operations	990,978	11,303,969
Distributions to shareholders	(1,005,072)	(11,311,550)
Affiliated share transactions
Proceeds from sales of shares	5,882,540,000	9,222,899,000
Cost of shares redeemed	(5,347,707,000)	(8,701,655,350)
Net increase (decrease) in net assets and shares resulting from share transactions	534,833,000	521,243,650
Total increase (decrease) in net assets	534,818,906	521,236,069
Net Assets
Beginning of period	1,249,951,459	728,715,390
End of period	$1,784,770,365	$1,249,951,459
Other Information
Shares
Sold	5,881,951,805	9,221,976,802
Redeemed	(5,347,172,283)	(8,700,785,272)
Net increase (decrease)	534,779,522	521,191,530

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Cash Central Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020	2019	2018	2017A	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0001	$1.0001	$1.0001	$1.0000	$1.00
Income from Investment Operations
Net investment income (loss)	.0007	.0130	.0155	.0113	.0066	.001
Net realized and unrealized gain (loss)	–B	–B	–B	–B	.0001	–B
Total from investment operations	.0007	.0130	.0155	.0113	.0067	.001
Distributions from net investment income	(.0007)	(.0130)	(.0155)	(.0113)	(.0066)	(.001)
Distributions from net realized gain	–B	–B	–B	(.0001)	–	–B
Total distributions	(.0007)	(.0130)	(.0155)	(.0113)C	(.0066)	(.001)
Net asset value, end of period	$1.0001	$1.0001	$1.0001	$1.0001	$1.0001	$1.00
Total ReturnD,E	.07%	1.31%	1.56%	1.14%	.67%	.12%
Ratios to Average Net AssetsF
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	.14%H	1.18%	1.54%	1.06%	.62%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$1,784,770	$1,249,951	$728,715	$822,008	$1,570,970	$4,178,777

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2020

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$1,787,085,000

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,381.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Fidelity Municipal Cash Central Fund	.0015%
Actual		$1,000.00	$1,000.70	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

MCC-SANN-0121
1.734025.120

Fidelity® Securities Lending Cash Central Fund

Semi-Annual Report

November 30, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification as of November 30, 2020

Days	% of fund's investments 11/30/20
1 - 7	47.9
8 - 30	13.9
31 - 60	12.7
61 - 90	12.0
91 - 180	13.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2020
Commercial Paper	1.2%
U.S. Treasury Debt	55.1%
Non-Negotiable Time Deposit	18.3%
Repurchase Agreements	23.5%
Net Other Assets (Liabilities)	1.9%

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Financial Company Commercial Paper - 1.0%
	Yield(a)	Principal Amount	Value
The Toronto-Dominion Bank
12/1/20
(Cost $250,000,000)	0.09	250,000,000	249,999,375

Asset Backed Commercial Paper - 0.2%
Autobahn Funding Co. LLC (Liquidity Facility DZ BANK AG)
12/1/20	0.10%	$1,475,000	$1,474,996
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)
12/1/20	0.09	51,000,000	50,999,873
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $52,475,000)			52,474,869

U.S. Treasury Debt - 55.1%
U.S. Treasury Obligations - 55.1%
U.S. Treasury Bills
12/1/20 to 5/4/21
(Cost $14,643,656,241)	0.09 to 0.17	14,646,100,000	14,644,182,624

Non-Negotiable Time Deposit - 18.3%
Time Deposits - 18.3%
BNP Paribas SA
12/1/20	0.09	359,508,000	359,508,000
Credit Agricole CIB
12/1/20	0.09	172,000,000	172,000,000
12/1/20	0.09	1,084,000,000	1,084,000,000
DNB Bank ASA
12/1/20	0.08	982,000,000	982,000,000
Mizuho Bank Ltd.
12/1/20	0.09	723,000,000	723,000,000
Mizuho Bank Ltd. Cda Brh (TD)
12/1/20	0.09	289,000,000	289,000,000
National Australia Bank Ltd. (TD)
12/1/20	0.09	344,000,000	344,000,000
Royal Bank of Canada
12/1/20	0.09	904,000,000	904,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $4,857,508,000)			4,857,508,000

U.S. Government Agency Repurchase Agreement - 18.2%
	Maturity Amount	Value
In a joint trading account at:
0.08% dated 11/30/20 due 12/1/20 (Collateralized by (U.S. Government Obligations) #	$4,546,984,428	$4,546,974,000
0.09% dated 11/30/20 due 12/1/20 (Collateralized by (U.S. Government Obligations) #	289,694,703	289,694,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $4,836,668,000)		4,836,668,000

U.S. Treasury Repurchase Agreement - 5.3%
With:
Barclays Bank PLC at 0.08%, dated 11/30/20 due 12/1/20 (Collateralized by U.S. Treasury Obligations valued at $552,841,307, 2.25% - 2.38%, 2/29/24 - 11/15/27)	542,001,204	542,000,000
Morgan Stanley & Co., LLC at 0.08%, dated 11/30/20 due 12/1/20 (Collateralized by U.S. Treasury Obligations valued at $107,100,281, 0.14% - 1.50%, 1/31/22 - 11/15/23)	105,000,233	105,000,000
SMBC Nikko Securities America, Inc. at 0.09%, dated 11/30/20 due 12/1/20 (Collateralized by U.S. Treasury Obligations valued at $785,233,752, 0.50% - 0.63%, 3/31/27 - 4/30/27)	770,001,925	770,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,417,000,000)		1,417,000,000
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $26,057,307,241)		26,057,832,868
NET OTHER ASSETS (LIABILITIES) - 1.9%		503,216,203
NET ASSETS - 100%		$26,561,049,071

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Financial Company Commercial Paper	$249,999,375	$--	$249,999,375	$--
Asset Backed Commercial Paper	52,474,869	--	52,474,869	--
U.S. Treasury Debt	14,644,182,624	--	14,644,182,624	--
Non-Negotiable Time Deposit	4,857,508,000	--	4,857,508,000	--
U.S. Government Agency Repurchase Agreement	4,836,668,000	--	4,836,668,000	--
U.S. Treasury Repurchase Agreement	1,417,000,000	--	1,417,000,000	--
Total Investments in Securities:	$26,057,832,868	$--	$26,057,832,868	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$4,546,974,000 due 12/01/20 at 0.08%
BNY Mellon Capital Markets LLC	$32,353,000
Credit Agricole CIB New York Branch	632,316,000
Jp Morgan Secs Llc	361,323,000
Mitsubishi Ufj Secs Hldgs Ltd	451,654,000
Mizuho Securities USA, Inc.	68,012,000
Nomura Securities Internationa	541,985,000
RBC Dominion Securities, Inc.	519,509,000
Societe Generale	1,760,568,000
Sumitomo Mitsu Bk Corp Ny (DI)	179,254,000
$4,546,974,000
$289,694,000 due 12/01/20 at 0.09%
Bofa Secs Inc	75,783,000
RBC Dominion Securities, Inc.	118,128,000
Sumitomo Mitsu Bk Corp Ny (DI)	95,783,000
$289,694,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $6,253,668,000) — See accompanying schedule: Unaffiliated issuers (cost $26,057,307,241)		$26,057,832,868
Cash		1,000,000,042
Interest receivable		108,557
Other receivables		261,265
Total assets		27,058,202,732
Liabilities
Payable for investments purchased	$494,851,961
Distributions payable	1,970,241
Other payables and accrued expenses	331,459
Total liabilities		497,153,661
Net Assets		$26,561,049,071
Net Assets consist of:
Paid in capital		$26,560,533,690
Total accumulated earnings (loss)		515,381
Net Assets		$26,561,049,071
Net Asset Value, offering price and redemption price per share ($26,561,049,071 ÷ 26,558,123,539 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Interest		$13,834,711
Expenses
Custodian fees and expenses	$97,565
Independent trustees' fees and expenses	35,247
Total expenses		132,812
Net investment income (loss)		13,701,899
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,936)
Total net realized gain (loss)		(1,936)
Change in net unrealized appreciation (depreciation) on investment securities		757,542
Net increase in net assets resulting from operations		$14,457,505

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	Year ended May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,701,899	$331,788,275
Net realized gain (loss)	(1,936)	(82)
Change in net unrealized appreciation (depreciation)	757,542	(907,422)
Net increase in net assets resulting from operations	14,457,505	330,880,771
Distributions to shareholders	(13,689,972)	(331,808,535)
Affiliated share transactions
Proceeds from sales of shares	105,839,225,837	157,265,186,730
Cost of shares redeemed	(100,501,975,785)	(154,105,174,425)
Net increase (decrease) in net assets and shares resulting from share transactions	5,337,250,052	3,160,012,305
Total increase (decrease) in net assets	5,338,017,585	3,159,084,541
Net Assets
Beginning of period	21,223,031,486	18,063,946,945
End of period	$26,561,049,071	$21,223,031,486
Other Information
Shares
Sold	105,828,642,973	157,246,992,516
Redeemed	(100,491,926,593)	(154,086,467,262)
Net increase (decrease)	5,336,716,380	3,160,525,254

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Securities Lending Cash Central Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0002	$1.0001	$1.0001	$1.0000	$1.00
Income from Investment Operations
Net investment income (loss)	.0006	.0155	.0223	.0131	.0059	.003
Net realized and unrealized gain (loss)	–A	(.0001)	.0001	–A	.0001	–A
Total from investment operations	.0006	.0154	.0224	.0131	.0060	.003
Distributions from net investment income	(.0006)	(.0155)	(.0223)	(.0131)	(.0059)	(.003)
Total distributions	(.0006)	(.0155)	(.0223)	(.0131)	(.0059)	(.003)
Net asset value, end of period	$1.0001	$1.0001	$1.0002	$1.0001	$1.0001	$1.00
Total ReturnB,C	.06%	1.56%	2.26%	1.32%	.60%	.30%
Ratios to Average Net AssetsD
Expenses before reductions	- %E,F	.01%	.01%	- %F	- %F	- %F
Expenses net of fee waivers, if any	- %E,F	.01%	.01%	- %F	- %F	- %F
Expenses net of all reductions	- %E,F	.01%	.01%	- %F	- %F	- %F
Net investment income (loss)	.11%E	1.57%	2.22%	1.31%	.60%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$26,561,049	$21,223,031	$18,063,947	$22,829,071	$23,157,560	$21,841,043

 A Amount represents less than $.00005 or $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2020

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Securities Lending Cash Central Fund	$261,265

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred Trustees compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$543,805
Gross unrealized depreciation	(18,182)
Net unrealized appreciation (depreciation)	$525,623
Tax cost	$26,057,307,245

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund delivers securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities delivered, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities delivered. Information regarding securities delivered under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities delivered during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

5. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Fidelity Securities Lending Cash Central Fund	.0011%
Actual		$1,000.00	$1,000.60	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Securities Lending Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

CCC-SANN-0121
1.743119.120

Fidelity® Tax-Free Cash Central Fund

Semi-Annual Report

November 30, 2020

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification as of November 30, 2020

Days	% of fund's investments 11/30/20
1 - 7	99.1
31 - 60	0.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2020
Variable Rate Demand Notes (VRDNs)	61.8%
Tender Option Bond	37.3%
Other Municipal Security	0.3%
Net Other Assets (Liabilities)	0.6%

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 61.8%
	Principal Amount	Value
Alabama - 3.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 0.13% 12/1/20, VRDN (a)	$15,950,000	$15,950,000
Series 2014 B, 0.13% 12/1/20, VRDN (a)	3,390,000	3,390,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1998, 0.13% 12/1/20, VRDN (a)	2,100,000	2,100,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.13% 12/1/20, VRDN (a)	1,055,000	1,055,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.13% 12/1/20, VRDN (a)	10,600,000	10,600,000
West Jefferson Indl. Dev. Series 2008, 0.19% 12/7/20, VRDN (a)	1,600,000	1,600,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.14% 12/1/20, VRDN (a)	12,630,000	12,630,000
		47,325,000
Alaska - 2.9%
Valdez Marine Term. Rev.:
(Exxon Pipeline Co. Proj.) Series 1985, 0.12% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	7,700,000	7,700,000
(ExxonMobil Proj.) Series 2001, 0.12% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,560,000	2,560,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.13% 12/7/20 (ConocoPhillips Co. Guaranteed), VRDN (a)	34,700,000	34,700,000
		44,960,000
Arizona - 0.6%
Arizona Health Facilities Auth. Rev. Series 2015 C, 0.12% 12/1/20, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Series 2016 C, 0.19% 12/7/20 (Liquidity Facility Bank of America NA), VRDN (a)	2,315,000	2,315,000
District Of Columbia - 0.5%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.12% 12/1/20, LOC TD Banknorth, NA, VRDN (a)	7,170,000	7,170,000
Florida - 4.7%
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 1997, 0.15% 12/1/20, VRDN (a)	4,900,000	4,900,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.13% 12/1/20, VRDN (a)	9,000,000	9,000,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.14% 12/1/20, VRDN (a)	34,200,000	34,200,000
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 0.15% 12/1/20, VRDN (a)	24,405,000	24,405,000
		72,505,000
Georgia - 3.1%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.1% 12/1/20, LOC Wells Fargo Bank NA, VRDN (a)	2,200,000	2,200,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 0.15% 12/1/20, VRDN (a)	21,400,000	21,400,000
Series 2018, 0.18% 12/1/20, VRDN (a)	13,400,000	13,400,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 0.17% 12/1/20, VRDN (a)	1,000,000	1,000,000
Series 2008, 0.17% 12/1/20, VRDN (a)	2,600,000	2,600,000
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 0.15% 12/1/20, VRDN (a)	2,775,000	2,775,000
Series 2002 V1, 0.14% 12/1/20, VRDN (a)	5,500,000	5,500,000
		48,875,000
Illinois - 0.8%
Illinois Fin. Auth. Rev. (The Univ. of Chicago Med. Ctr. Proj.) Series 2010 A, 0.09% 12/1/20, LOC Bank of America NA, VRDN (a)	12,715,000	12,715,000
Indiana - 1.3%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A4, 0.13% 12/1/20, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	14,975,000	14,975,000
Series 2009 A5, 0.11% 12/1/20, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	2,100,000	2,100,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.2% 12/7/20, VRDN (a)	2,810,000	2,810,000
		19,885,000
Iowa - 1.0%
Iowa Fin. Auth. Econ. Dev. Rev. Series 2009 A, 0.14% 12/7/20, VRDN (a)	7,000,000	7,000,000
Iowa Fin. Auth. Rev. Series 2018 E, 0.12% 12/1/20, LOC JPMorgan Chase Bank, VRDN (a)	8,970,000	8,970,000
		15,970,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.25% 12/7/20, VRDN (a)	2,000,000	2,000,000
Series 2007 B, 0.25% 12/7/20, VRDN (a)	900,000	900,000
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 0.2% 12/7/20, VRDN (a)	700,000	700,000
Series 1994, 0.2% 12/7/20, VRDN (a)	4,300,000	4,300,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.2% 12/7/20, VRDN (a)	900,000	900,000
(Western Resources, Inc. Proj.) Series 1994, 0.2% 12/7/20, VRDN (a)	700,000	700,000
		9,500,000
Kentucky - 1.1%
Louisville & Jefferson County Series 2011 B, 0.13% 12/1/20, LOC PNC Bank NA, VRDN (a)	16,875,000	16,875,000
Louisiana - 3.8%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 0.12% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	18,000,000	18,000,000
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 0.12% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	29,185,000	29,185,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2008 A, 0.09% 12/1/20, VRDN (a)	9,080,000	9,080,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.12% 12/1/20, VRDN (a)	2,000,000	2,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.18% 12/7/20, VRDN (a)	300,000	300,000
		58,565,000
Massachusetts - 0.5%
Massachusetts Gen. Oblig. (Central Artery Proj.) Series 2000 B, 0.09% 12/1/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	7,900,000	7,900,000
Michigan - 1.5%
Lakeview School District Calhoun County Series B, 0.1% 12/7/20 (Michigan Gen. Oblig. Guaranteed), LOC TD Banknorth, NA, VRDN (a)	6,250,000	6,250,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.14% 12/1/20, LOC Comerica Bank, VRDN (a)	16,540,000	16,540,000
		22,790,000
Minnesota - 0.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B1, 0.1% 12/1/20, LOC JPMorgan Chase Bank, VRDN (a)	2,600,000	2,600,000
Mississippi - 2.8%
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.12% 12/1/20 (Chevron Corp. Guaranteed), VRDN (a)	14,250,000	14,250,000
Series 2011 E, 0.12% 12/1/20, VRDN (a)	10,250,000	10,250,000
Series 2011 F, 0.12% 12/1/20, VRDN (a)	19,800,000	19,800,000
		44,300,000
Missouri - 0.1%
Missouri Health & Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 1999 B, 0.09% 12/1/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,020,000	1,020,000
New York - 17.5%
New York City Gen. Oblig.:
Series 2006 I4, 0.09% 12/1/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	1,400,000	1,400,000
Series 2012 G, 0.1% 12/1/20 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	5,775,000	5,775,000
Series 2012 G6, 0.1% 12/1/20 (Liquidity Facility Mizuho Bank Ltd.), VRDN (a)	1,430,000	1,430,000
Series 2013 A2, 0.1% 12/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	10,090,000	10,090,000
Series 2017 A-7, 0.12% 12/1/20 (Liquidity Facility Bank of The West San Francisco), VRDN (a)	13,165,000	13,165,000
Series 2019 D, 0.1% 12/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	14,670,000	14,670,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 F2, 0.1% 12/1/20 (Liquidity Facility Citibank NA), VRDN (a)	7,450,000	7,450,000
Series 2009 BB1, 0.11% 12/1/20 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	15,945,000	15,945,000
Series 2009 BB2, 0.12% 12/1/20 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,700,000	4,700,000
Series 2012 B, 0.1% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	1,750,000	1,750,000
Series 2014 AA:
0.1% 12/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	7,400,000	7,400,000
0.12% 12/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	29,000,000	29,000,000
Series 2016 AA2, 0.1% 12/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	4,800,000	4,800,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A4, 0.09% 12/1/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	4,380,000	4,380,000
Series 2011 A4 0.1% 12/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	1,600,000	1,600,000
Series 2014, 0.11% 12/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	2,075,000	2,075,000
Series 2015 A3, 0.11% 12/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	46,885,000	46,885,000
New York Hsg. Fin. Agcy. Rev.:
Series 2013 A, 0.12% 12/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,655,000	8,655,000
Series 2014 A, 0.12% 12/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	16,250,000	16,250,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 0.09% 12/1/20, LOC TD Banknorth, NA, VRDN (a)	21,725,000	21,725,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 0.12% 12/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	19,320,000	19,320,000
Series E3, 0.1% 12/1/20, LOC Bank of America NA, VRDN (a)	22,885,000	22,885,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2003 B, 0.1% 12/1/20, LOC Bank of America NA, VRDN (a)	4,750,000	4,750,000
Series 2005 B, 0.1% 12/1/20, LOC State Street Bank & Trust Co., Boston, VRDN (a)	7,200,000	7,200,000
		273,300,000
North Carolina - 0.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 0.09% 12/1/20, LOC TD Banknorth, NA, VRDN (a)	2,845,000	2,845,000
Ohio - 0.1%
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 0.14% 12/7/20, VRDN (a)	2,200,000	2,200,000
Oregon - 0.3%
Oregon Facilities Auth. Rev. Series 2018 B, 0.09% 12/1/20, LOC TD Banknorth, NA, VRDN (a)	4,735,000	4,735,000
Pennsylvania - 2.8%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.15% 12/1/20, VRDN (a)	4,200,000	4,200,000
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2020 D, 0.11% 12/7/20, LOC TD Banknorth, NA, VRDN (a)	25,000,000	25,000,000
Haverford Township School District Series 2009, 0.1% 12/7/20, LOC TD Banknorth, NA, VRDN (a)	5,210,000	5,210,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.14% 12/7/20, LOC RBS Citizens NA, VRDN (a)	45,000	45,000
Philadelphia Gas Works Rev. Series 2009 D, 0.1% 12/7/20, LOC TD Banknorth, NA, VRDN (a)	8,950,000	8,950,000
		43,405,000
Tennessee - 3.1%
Blount County Pub. Bldg. Auth. Series D3A, 0.09% 12/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	2,000,000	2,000,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.12% 12/1/20, LOC Bank of America NA, VRDN (a)	7,585,000	7,585,000
Series 2005, 0.12% 12/1/20, LOC Bank of America NA, VRDN (a)	7,075,000	7,075,000
Series 2008, 0.12% 12/1/20, LOC Bank of America NA, VRDN (a)	7,515,000	7,515,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Proj.):
Series 2002, 0.12% 12/1/20, LOC Bank of America NA, VRDN (a)	5,600,000	5,600,000
Series 2004, 0.12% 12/1/20, LOC Bank of America NA, VRDN (a)	4,850,000	4,850,000
Sevier County Pub. Bldg. Auth. Rev. Series V1 K1, 0.09% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	13,400,000	13,400,000
		48,025,000
Texas - 8.3%
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. 0.12% 12/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,890,000	1,890,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 C, 0.1% 12/7/20, VRDN (a)	36,370,000	36,370,000
Series 2016 D, 0.13% 12/7/20, VRDN (a)	6,770,000	6,770,000
Series 2020 B, 0.13% 12/1/20, VRDN (a)	19,940,000	19,940,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.):
Series 2008 A2, 0.13% 12/1/20, VRDN (a)	21,630,000	21,630,000
Series A1, 0.13% 12/1/20, VRDN (a)	2,400,000	2,400,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev.:
(Exxon Corp.) Series 1984, 0.12% 12/1/20, VRDN (a)	10,000,000	10,000,000
0.12% 12/1/20, VRDN (a)	6,100,000	6,100,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 C, 0.09% 12/1/20, LOC TD Banknorth, NA, VRDN (a)	1,100,000	1,100,000
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.09% 12/1/20, LOC TD Banknorth, NA, VRDN (a)	8,320,000	8,320,000
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 0.13% 12/7/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	7,990,000	7,990,000
Series 2013 B, 0.14% 12/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	6,755,000	6,755,000
		129,265,000
Utah - 0.6%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.17% 12/7/20, VRDN (a)	10,040,000	10,040,000
Wyoming - 0.3%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 B, 0.17% 12/1/20, VRDN (a)	1,700,000	1,700,000
Series 1994, 0.18% 12/7/20, VRDN (a)	2,960,000	2,960,000
		4,660,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $963,745,000)		963,745,000

Tender Option Bond - 37.3%
Arizona - 0.2%
Maricopa County Rev. Participating VRDN:
Series Floaters YX 10 32, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,290,000	2,290,000
Series XL 01 52, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,300,000	1,300,000
		3,590,000
California - 0.1%
Dignity Health Participating VRDN Series 17 04, 0.23% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	800,000	800,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.21% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	900,000	900,000
		1,700,000
Colorado - 1.4%
Children's Hosp. Assoc., Co. Participating VRDN Series 5008, 0.16% 12/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	10,820,000	10,820,000
Colorado Health Facilities Auth. Participating VRDN:
Series XM 08 38, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000,000	1,000,000
Series XM 08 41, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,400,000	1,400,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series MIZ 90 22, 0.26% 12/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(b)(c)	700,000	700,000
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series E 143, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	8,100,000	8,100,000
		22,020,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,040,000	1,040,000
Series Floaters G66, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,855,000	1,855,000
Series XM 08 57, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,300,000	1,300,000
Series XM 08 58, 0.19% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,200,000	1,200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 0.19% 12/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	500,000	500,000
		5,895,000
District Of Columbia - 1.0%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.14% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	14,750,000	14,750,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN Series XF 08 52, 0.17% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	445,000	445,000
		15,195,000
Florida - 3.6%
Gainesville Utils. Sys. Rev. Participating VRDN Series YX 11 18, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,560,000	5,560,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.41% 1/11/21 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	4,265,000	4,265,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.21% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	4,940,000	4,940,000
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series YX 11 28, 0.15% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	370,000	370,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series XX 11 09, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,375,000	4,375,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.21% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	200,000	200,000
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,800,000	6,800,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XF 25 23, 0.21% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	400,000	400,000
Volusia County Fla Hosp. Rev. Participating VRDN Series 50 32, 0.16% 12/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	29,200,000	29,200,000
		56,110,000
Georgia - 0.8%
Private Colleges & Univs. Auth. Rev. Participating VRDN Series 50 34, 0.16% 12/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	12,190,000	12,190,000
Hawaii - 1.2%
Honolulu City & County Gen. Oblig. Participating VRDN Series 2016, 0.1% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	10,625,000	10,625,000
Honolulu City and County Wastewtr. Sys. Participating VRDN Series 15 XM0080, 0.14% 12/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	7,960,000	7,960,000
		18,585,000
Illinois - 2.2%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Spears DBE 80 22, 0.31% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	4,600,000	4,600,000
Chicago Transit Auth. Participating VRDN Series XL 01 45, 0.15% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,425,000	3,425,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters XL 00 94, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,395,000	1,395,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 0.17% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	100,000	100,000
Illinois Fin. Auth. Participating VRDN Series XF 09 80, 0.15% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	4,000,000	4,000,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters 017, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,880,000	1,880,000
Series MS 3332, 0.14% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,000,000	4,000,000
Illinois Gen. Oblig. Participating VRDN:
Series XM 07 59, 0.3% 12/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	630,000	630,000
Series XX 11 41, 0.17% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	500,000	500,000
Series YX 11 50, 0.17% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,500,000	2,500,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series XM 04 75, 0.14% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,375,000	9,375,000
Metropolitan Pier & Exposition Participating VRDN Series XL 01 37, 0.17% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,540,000	1,540,000
		33,945,000
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 27, 0.24% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	600,000	600,000
Kansas - 0.1%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.14% 12/7/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	1,500,000	1,500,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.26% 12/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(b)(c)	600,000	600,000
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 0.19% 12/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	2,900,000	2,900,000
		3,500,000
Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Lease Participating VRDN Series XM 08 56, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,800,000	3,800,000
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series XF 12 02, 0.15% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,175,000	2,175,000
		5,975,000
Maryland - 0.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.26% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	11,000,000	11,000,000
Massachusetts - 0.3%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.29%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	300,000	300,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Solar 17 13, 0.11% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	3,895,000	3,895,000
		4,195,000
Michigan - 1.6%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.15% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,090,000	8,090,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 16 XM0223, 0.14% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	800,000	800,000
Series Floaters XF 26 48, 0.14% 12/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,660,000	1,660,000
Series Floaters ZF 28 25, 0.19% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	200,000	200,000
Series XG 02 69, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,540,000	8,540,000
Series XM 07 48, 0.21% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	900,000	900,000
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.21% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	600,000	600,000
Univ. of Michigan Rev. Participating VRDN Series Floaters XF 25 48, 0.15% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,500,000	3,500,000
		24,290,000
Minnesota - 0.1%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 0.14% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,105,000	2,105,000
Mississippi - 0.1%
Mississippi Gen. Oblig. Participating VRDN Series Floaters CTFS G 100, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,400,000	1,400,000
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series E-94, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,695,000	3,695,000
Series XF 09 95, 0.15% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	1,200,000	1,200,000
Missouri Health and Edl. Facilities Rev. Participating VRDN:
Series Floaters 14, 0.15% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,200,000	3,200,000
Series XG 03 00, 0.15% 12/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,100,000	1,100,000
		9,195,000
Nebraska - 0.1%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 01 85, 0.18% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,000,000	2,000,000
Nevada - 1.8%
Clark County Fuel Tax Participating VRDN:
Series Floaters XF 25 80, 0.14% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,800,000	9,800,000
Series Floaters XM 28 19, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,000,000	5,000,000
Series XM 06 38, 0.14% 12/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	2,900,000	2,900,000
Las Vegas Convention & Visitors Auth. Participating VRDN Series XF 28 06, 0.15% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,600,000	1,600,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.16% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	9,375,000	9,375,000
		28,675,000
New Jersey - 2.9%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XG 01 68, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	15,450,000	15,450,000
Series Floaters XL 00 52, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,400,000	3,400,000
Series Floaters XX 10 91, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,000,000	9,000,000
New Jersey Gen. Oblig. Participating VRDN Series ZF 12 07, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000,000	1,000,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XF 23 70, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,325,000	3,325,000
Series Floaters XX 10 93, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,700,000	5,700,000
Series YX 11 38, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	7,390,000	7,390,000
		45,265,000
New York - 2.2%
New York City Gen. Oblig. Participating VRDN:
Series 20 XM 09 00, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,500,000	1,500,000
Series Floaters E 118, 0.12% 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	12,250,000	12,250,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters 2018 E124, 0.12% 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,200,000	4,200,000
Series Floaters E 129, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,700,000	1,700,000
New York Dorm. Auth. Rev. Participating VRDN Series E-146, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	4,300,000	4,300,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 0.16% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,200,000	1,200,000
Pittsburg WTSW Participating VRDN Series Putter 50 37, 0.16% 12/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,600,000	8,600,000
		33,750,000
North Carolina - 0.2%
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series Floaters YX 10 88, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,170,000	2,170,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series XF 28 81, 0.14% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,200,000	1,200,000
		3,370,000
Ohio - 1.7%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters E 134, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,445,000	1,445,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.23% 12/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	200,000	200,000
Eclipse Fdg. Trust Various States Participating VRDN Series 0005, 0.14% 12/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,290,000	1,290,000
Franklin County Rev. Participating VRDN Series Floaters XF 25 90, 0.14% 12/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	4,000,000	4,000,000
Hamilton County Hosp. Facilities Rev. Participating VRDN Series XF 28 89, 0.15% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,405,000	2,405,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	495,000	495,000
Montgomery County Hosp. Rev. Participating VRDN Series Floaters E 132, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	15,600,000	15,600,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000,000	1,000,000
		26,435,000
Oklahoma - 0.9%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Participating VRDN Series Floaters XM 05 59, 0.14% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	14,865,000	14,865,000
Pennsylvania - 8.5%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters E 111, 0.12% 12/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	44,860,000	44,860,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 06 02, 0.21% 12/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,010,000	2,010,000
Series ZF 28 11, 0.19% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,120,000	3,120,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 0.26% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	9,205,000	9,205,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series Floaters XF 25 53, 0.15% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,680,000	3,680,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5024, 0.16% 12/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	18,495,000	18,495,000
Series Putters 5025, 0.16% 12/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,190,000	6,190,000
Series Putters 5026, 0.16% 12/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	22,735,000	22,735,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series DBE 8032, 0.33% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	1,000,000	1,000,000
Series XX 10 44, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,165,000	6,165,000
Philadelphia Arpt. Rev. Participating VRDN Series YX 11 44, 0.15% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	11,290,000	11,290,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series 2017, 0.14% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,760,000	3,760,000
		132,510,000
South Carolina - 0.1%
Lexington County School District #1 Participating VRDN Series Solar 13, 0.14% 12/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	500,000	500,000
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN:
Series XF 09 30, 0.26% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	600,000	600,000
Series XF 28 83, 0.21% 12/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	700,000	700,000
		1,800,000
Tennessee - 0.7%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Solar 17 11, 0.1% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	10,400,000	10,400,000
Texas - 1.5%
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,630,000	1,630,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series YX 11 32, 0.15% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,200,000	1,200,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.21% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	800,000	800,000
North Texas Tollway Auth. Rev. Participating VRDN Series E 145, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,200,000	7,200,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series E 141, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	10,000,000	10,000,000
Series XG 02 78, 0.18% 12/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	2,100,000	2,100,000
		22,930,000
Virginia - 0.8%
Hampton Roads Trans. Accountability Commission Participating VRDN Series ZF 09 98, 0.15% 12/7/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,750,000	1,750,000
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.26% 1/11/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,200,000	4,200,000
Roanoke Econ. Dev. Authority. Participating VRDN Series 20 XG 02 97, 0.14% 12/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,700,000	3,700,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.21% 12/7/20 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(b)(c)	2,610,000	2,610,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.26% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	300,000	300,000
Series ZF 09 28, 0.26% 12/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	400,000	400,000
		12,960,000
Washington - 0.9%
Port of Seattle Gen. Oblig. Participating VRDN Series 2017 ZF 2411, 0.14% 12/7/20 (Liquidity Facility Citibank NA) (a)(b)(c)	7,500,000	7,500,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Solar 0055, 0.1% 12/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	3,000,000	3,000,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters XM 06 80, 0.17% 12/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,400,000	3,400,000
		13,900,000
TOTAL TENDER OPTION BOND
(Cost $581,850,000)		581,850,000

Other Municipal Security - 0.3%
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2020, 0.18% tender 12/4/20, CP mode	2,500,000	2,500,000
Texas - 0.1%
Harris County Gen. Oblig. Series E1, 0.18% 12/3/20, LOC Landesbank Hessen-Thuringen, CP	1,550,000	1,550,009
TOTAL OTHER MUNICIPAL SECURITY
(Cost $4,049,995)		4,050,009
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $1,549,644,995)		1,549,645,009
NET OTHER ASSETS (LIABILITIES) - 0.6%		9,285,108
NET ASSETS - 100%		$1,558,930,117

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Coupon rates are determined by re-marketing agents based on current market conditions.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $300,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.29%, tender 1/21/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19	$300,000

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$963,745,000	$--	$963,745,000	$--
Tender Option Bond	581,850,000	--	581,850,000	--
Other Municipal Security	4,050,009	--	4,050,009	--
Total Investments in Securities:	$1,549,645,009	$--	$1,549,645,009	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,549,644,995)		$1,549,645,009
Receivable for securities sold on a delayed delivery basis		10,200,000
Interest receivable		318,994
Receivable from investment adviser for expense reductions		1,626
Other receivables		3,003
Total assets		1,560,168,632
Liabilities
Payable to custodian bank	$81,250
Payable for investments purchased	1,000,000
Distributions payable	149,040
Other payables and accrued expenses	8,225
Total liabilities		1,238,515
Net Assets		$1,558,930,117
Net Assets consist of:
Paid in capital		$1,558,923,092
Total accumulated earnings (loss)		7,025
Net Assets		$1,558,930,117
Net Asset Value, offering price and redemption price per share ($1,558,930,117 ÷ 1,558,629,510 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2020 (Unaudited)
Investment Income
Interest		$998,018
Expenses
Custodian fees and expenses	$10,606
Independent trustees' fees and expenses	2,376
Total expenses before reductions	12,982
Expense reductions	(5,379)
Total expenses after reductions		7,603
Net investment income (loss)		990,415
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,249
Total net realized gain (loss)		16,249
Change in net unrealized appreciation (depreciation) on investment securities		7
Net increase in net assets resulting from operations		$1,006,671

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2020 (Unaudited)	Year ended May 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$990,415	$14,410,556
Net realized gain (loss)	16,249	58,759
Change in net unrealized appreciation (depreciation)	7	(626)
Net increase in net assets resulting from operations	1,006,671	14,468,689
Distributions to shareholders	(1,006,608)	(14,421,815)
Affiliated share transactions
Proceeds from sales of shares	4,872,601,000	9,472,224,000
Cost of shares redeemed	(5,085,410,000)	(8,733,158,767)
Net increase (decrease) in net assets and shares resulting from share transactions	(212,809,000)	739,065,233
Total increase (decrease) in net assets	(212,808,937)	739,112,107
Net Assets
Beginning of period	1,771,739,054	1,032,626,947
End of period	$1,558,930,117	$1,771,739,054
Other Information
Shares
Sold	4,871,626,675	9,471,042,448
Redeemed	(5,084,393,121)	(8,732,164,269)
Net increase (decrease)	(212,766,446)	738,878,179

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Free Cash Central Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2020	2020	2019	2018	2017 A	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0001	$1.0001	$1.0001	$1.0000	$1.00
Income from Investment Operations
Net investment income (loss)	.0006	.0126	.0151	.0108	.0064	.001
Net realized and unrealized gain (loss)	–B	.0001	–B	.0001	.0001	–B
Total from investment operations	.0006	.0127	.0151	.0109	.0065	.001
Distributions from net investment income	(.0006)	(.0126)	(.0151)	(.0108)	(.0064)	(.001)
Distributions from net realized gain	–B	–B	–	–B	–	–B
Total distributions	(.0006)	(.0126)	(.0151)	(.0109)C	(.0064)	(.001)
Net asset value, end of period	$1.0002	$1.0002	$1.0001	$1.0001	$1.0001	$1.00
Total ReturnD,E	.06%	1.28%	1.52%	1.09%	.65%	.12%
Ratios to Average Net AssetsF
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	.12%H	1.17%	1.52%	1.11%	.61%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$1,558,930	$1,771,739	$1,032,627	$1,173,470	$756,593	$1,425,730

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2020

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$14
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$14
Tax cost	$1,549,644,995

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,379.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2020 to November 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During Period-B June 1, 2020 to November 30, 2020
Fidelity Tax-Free Cash Central Fund	.0016%
Actual		$1,000.00	$1,000.60	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

TFC-SANN-0121
1.810806.116

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 22, 2021